UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02671

DWS Municipal Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  5/31

Date of reporting period:  8/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2012 (Unaudited)

DWS Strategic High Yield Tax Free Fund
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 94.6%
Alabama 0.1%
Montgomery, AL, Medical Clinic Board, Health Care Facility Revenue, Jackson Hospital & Clinic, 5.25%, 3/1/2036	2,000,000	2,055,580
Arizona 1.3%
Arizona, Salt Verde Financial Corp., Gas Revenue, 5.25%, 12/1/2025	4,000,000	4,407,800
Arizona, State Health Facilities Authority, Hospital Systems Revenue, Phoenix Children’s Hospital, Series A, 5.0%, 2/1/2034 (a)	2,500,000	2,669,175
Maricopa County, AZ, Pollution Control Corp. Revenue, El Paso Electric Co. Project, Series B, 7.25%, 4/1/2040	3,930,000	4,726,965
Pima County, AZ, Industrial Development Revenue, Tucson Electric Power:
5.75%, 9/1/2029	2,250,000	2,403,652
Series A, 6.375%, 9/1/2029	5,000,000	5,092,050
Tempe, AZ, Industrial Development Authority Revenue, Tempe Life Care Village, Inc.:
Series A, 6.25%, 12/1/2042	1,535,000	1,659,627
Series A, 6.25%, 12/1/2046	1,400,000	1,513,666
Yavapai County, AZ, Industrial Development Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series A-1, 144A, AMT, 4.9%, 3/1/2028	5,000,000	5,271,300

		27,744,235
California 9.5%
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series F-1, 5.125%, 4/1/2039	10,000,000	11,209,900
Series F-1, 5.5%, 4/1/2043	10,000,000	11,541,700
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034	8,750,000	11,646,950
California, Morongo Band of Mission Indians, Enterprise Casino Revenue, Series B, 144A, 6.5%, 3/1/2028	5,000,000	5,345,650
California, State General Obligation:
5.0%, 2/1/2032	10,000,000	11,318,500
5.0%, 8/1/2034	5,185,000	5,627,540
5.0%, 9/1/2041	5,000,000	5,491,700
5.5%, 3/1/2040	5,130,000	5,887,291
California, State General Obligation, Various Purposes:
5.0%, 11/1/2032	10,000,000	10,921,200
5.0%, 6/1/2037	10,000,000	10,698,100
5.0%, 11/1/2037	9,145,000	9,834,807
5.0%, 12/1/2037	5,000,000	5,382,700
5.0%, 4/1/2038	2,650,000	2,839,528
5.25%, 10/1/2032	10,000,000	11,515,200
5.25%, 4/1/2035	6,135,000	7,005,250
5.75%, 4/1/2031	23,360,000	27,591,664
California, State Health Facilities Financing Authority Revenue, State Joseph Health Systems, Series A, 0.16% **, 7/1/2041, LOC: Union Bank NA	500,000	500,000
California, State Municipal Finance Authority Revenue, Chevron U.S.A., Inc., Recovery Zone Bonds, Series A, 0.19% **, 11/1/2035, GTY: Chevron Corp.	1,700,000	1,700,000
California, State Public Works Board, Lease Revenue, Capital Projects:
Series A-1, 6.0%, 3/1/2035	10,175,000	12,042,723
Series I-1, 6.375%, 11/1/2034	5,000,000	6,071,700
California, Statewide Communities Development Authority Revenue, Kaiser Permanente, Series A, 5.0%, 4/1/2042	2,645,000	2,890,086
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue, Series A, 5.25%, 11/15/2023	620,000	669,544
Los Angeles, CA, Department of Water & Power, Waterworks Revenue, Series B, 5.0%, 7/1/2037	2,500,000	2,914,850
San Buenaventura, CA, Community Memorial Health Systems, 7.5%, 12/1/2041	3,250,000	3,947,775
San Diego, CA, Community College District, Election of 2006, 5.0%, 8/1/2036	2,050,000	2,360,841
San Francisco, CA, City & County Public Utilities Commission, Water Revenue, Series A, 5.125%, 11/1/2039	10,400,000	11,765,104
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation, Mission Bay South Redevelopment, Series D, 7.0%, 8/1/2041	1,400,000	1,599,668
Vernon, CA, Electric Systems Revenue, Series A, 5.5%, 8/1/2041	2,240,000	2,443,728

		202,763,699
Colorado 1.9%
Colorado, E-470 Public Highway Authority Revenue:
Series C, 5.375%, 9/1/2026	2,000,000	2,180,980
Series A-1, 5.5%, 9/1/2024, INS: NATL	3,500,000	3,826,935
Colorado, Health Facilities Authority Revenue, Christian Living Communities Project, Series A, 5.75%, 1/1/2037	1,000,000	1,030,780
Colorado, Health Facilities Authority Revenue, Covenant Retirement Communities, Inc., 5.0%, 12/1/2035	11,750,000	12,120,360
Colorado, Health Facilities Authority Revenue, Valley View Hospital Association, 5.75%, 5/15/2036	2,000,000	2,156,220
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028, GTY: Merrill Lynch & Co., Inc.	6,365,000	7,632,526
Colorado, Regional Transportation District, Private Activity Revenue, Denver Transit Partners, 6.0%, 1/15/2041	2,000,000	2,315,260
Colorado, State Health Facilities Authority Revenue, Christian Living Community, 6.375%, 1/1/2041	1,615,000	1,782,928
Colorado, State Health Facilities Authority Revenue, Covenant Retirement Communities, Series A, 5.0%, 12/1/2033 (a)	4,835,000	5,045,564
Montrose, CO, Memorial Hospital Revenue, 6.375%, 12/1/2023	2,355,000	2,520,345

		40,611,898
Connecticut 1.6%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project, Series A, 7.875%, 4/1/2039	20,000,000	22,858,400
Connecticut, Mohegan Tribe Indians Gaming Authority, Priority Distribution, 144A, 5.25%, 1/1/2033	3,000,000	2,802,510
Hamden, CT, Facility Revenue, Whitney Center Project, Series A, 7.625%, 1/1/2030	1,200,000	1,333,704
Mashantucket, CT, Mashantucket Western Pequot Tribe, Special Revenue, Series A, 144A, 6.5%, 9/1/2031*	7,295,000	2,874,522
Mashantucket, CT, Project Revenue, Mashantucket Western Pequot Tribe:
Series B, 144A, Zero Coupon, 9/1/2010 *	2,000,000	649,000
Series B, 144A, Zero Coupon, 9/1/2011 *	2,000,000	649,000
Series B, 144A, Zero Coupon, 9/1/2012 *	2,000,000	649,000
Series B, 144A, Zero Coupon, 9/1/2013 *	2,000,000	616,500
Series B, 144A, Zero Coupon, 9/1/2014 *	2,000,000	581,500
Mashantucket, CT, Sports, Expo & Entertainment Revenue, Mashantucket Western Pequot Tribe, Series B, 144A, 5.7%, 9/1/2012*	1,000,000	387,000

		33,401,136
Florida 7.1%
Bayside, FL, Sales & Special Tax Revenue, Community Development District, Series A, 6.3%, 5/1/2018	295,000	289,749
Florida, Capital Region Community Development District, Capital Improvement Revenue, Series A, 7.0%, 5/1/2039	6,175,000	5,895,334
Florida, Harbourage at Braden River Community Development District, Capital Improvement Revenue, Series A, 6.125%, 5/1/2034	1,380,000	1,389,715
Florida, Middle Village Community Development District, Special Assessment, Series A, 6.0%, 5/1/2035	8,500,000	7,060,100
Florida, Special Assessment Revenue, East Park Community Development District, Series A, 7.5%, 5/1/2039	1,715,000	1,321,510
Florida, Tolomato Community Development District, Special Assessment, 5.4%, 5/1/2037	17,085,000	16,663,171
Florida, Village Community Development District No. 9, Special Assessment Revenue:
5.5%, 5/1/2042	1,575,000	1,667,484
7.0%, 5/1/2041	1,995,000	2,318,390
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health System:
Series G, 5.125%, 11/15/2020	970,000	1,081,647
Series G, Prerefunded, 5.125%, 11/15/2020	30,000	35,661
Series G, Prerefunded, 5.125%, 11/15/2021	70,000	83,208
Series G, 5.125%, 11/15/2022	2,205,000	2,427,617
Series G, Prerefunded, 5.125%, 11/15/2022	75,000	89,152
Series G, 5.125%, 11/15/2023	2,245,000	2,460,295
Series G, Prerefunded, 5.125%, 11/15/2023	180,000	213,964
Hillsborough County, FL, Industrial Development Authority Revenue, Health Facilities, University Community Hospital, Series A, Prerefunded, 5.625%, 8/15/2029	6,625,000	8,422,959
Lee County, FL, Airport Revenue, Series A, AMT, 5.375%, 10/1/2032	1,750,000	1,935,833
Martin County, FL, Health Facilities Authority, Martin Memorial Medical Center, 5.5%, 11/15/2042	3,040,000	3,318,342
Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center:
5.0%, 11/15/2029 (a)	1,000,000	1,090,510
144A, 6.75%, 11/15/2029	7,005,000	7,551,040
144A, Prerefunded, 6.75%, 11/15/2029	1,095,000	1,244,008
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A, AMT, 5.25%, 10/1/2033, INS: AGC	10,000,000	10,794,700
Series A-1, 5.5%, 10/1/2041	5,000,000	5,742,250
Miami-Dade County, FL, Double Barreled Aviation, 5.0%, 7/1/2041	5,000,000	5,569,550
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2037	9,250,000	10,448,985
Miami-Dade County, FL, Water & Sewer Systems Revenue, 5.0%, 10/1/2034	3,650,000	4,118,769
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare, Series C, 5.25%, 10/1/2035	5,000,000	5,431,300
Orlando, FL, Greater Aviation Authority, Airport Facilities Revenue, Jet Blue Airways Corp., AMT, 6.5%, 11/15/2036	1,000,000	1,009,580
Palm Beach County, FL, Health Facilities Authority Revenue, Waterford Project, 5.375%, 11/15/2022	2,600,000	2,701,894
Palm Beach County, FL, Health Facilities Authority, Retirement Community Revenue, Acts Retirement-Life Communities, Inc., 5.5%, 11/15/2033	9,000,000	9,827,280
Port St. Lucie, FL, Special Assessment Revenue, Southwest Annexation District 1, Series B, 5.0%, 7/1/2027, INS: NATL	2,500,000	2,603,175
Seminole Tribe, FL, Special Obligation Revenue:
Series A, 144A, 5.5%, 10/1/2024	8,000,000	8,495,760
Series A, 144A, 5.75%, 10/1/2022	9,500,000	10,296,195
South Miami, FL, Health Facilities Authority Hospital Revenue, Baptist Health South Florida Group:
5.0%, 8/15/2024	1,000,000	1,137,620
5.0%, 8/15/2025	5,000,000	5,681,500

		150,418,247
Georgia 3.9%
Americus-Sumter County, GA, Hospital & Healthcare Revenue, Hospital Authority, South Georgia Methodist, Series A, 6.375%, 5/15/2029	3,000,000	3,001,860
Atlanta, GA, Airport Revenue, Series C, AMT, 5.0%, 1/1/2037	2,935,000	3,213,062
Atlanta, GA, Tax Allocation, Beltline Project, Series B, 7.375%, 1/1/2031	4,915,000	5,559,297
Atlanta, GA, Tax Allocation, Princeton Lakes Project, 144A, 5.5%, 1/1/2031	1,045,000	1,061,741
Atlanta, GA, Water & Wastewater Revenue:
Series B, 5.375%, 11/1/2039, INS: AGMC	10,000,000	11,427,400
Series A, 6.25%, 11/1/2034	10,000,000	12,153,300
De Kalb County, GA, Hospital Authority Revenue, Anticipation Certificates, Dekalb Medical Center, Inc. Project, 6.125%, 9/1/2040	7,500,000	8,668,050
De Kalb County, GA, Water & Sewer Revenue:
Series A, 5.25%, 10/1/2032	820,000	964,656
Series A, 5.25%, 10/1/2033	1,365,000	1,597,514
Series A, 5.25%, 10/1/2036	4,635,000	5,337,295
Series A, 5.25%, 10/1/2041	8,985,000	10,293,216
Georgia, Glynn-Brunswick Memorial Hospital Authority Revenue, Anticipation Certificates-Southeast Health, Series A, 5.625%, 8/1/2034	5,500,000	6,161,650
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2019 (b)	10,000,000	11,377,000
Series A, 5.5%, 9/15/2024	2,440,000	2,709,913

		83,525,954
Guam 0.8%
Government of Guam, General Obligation, Series A, 7.0%, 11/15/2039	10,155,000	11,484,899
Government of Guam, Waterworks Authority, Water & Wastewater System Revenue, 5.5%, 7/1/2016	1,300,000	1,342,510
Guam, Power Authority Revenue, Series A, 5.5%, 10/1/2030	3,000,000	3,175,230

		16,002,639
Hawaii 1.6%
Hawaii, State Airports Systems Revenue, Series A, 5.0%, 7/1/2034	15,000,000	16,654,050
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, 15 Craigside Project, Series A, 9.0%, 11/15/2044	2,000,000	2,412,860
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc.:
Series B, AMT, 4.6%, 5/1/2026, INS: FGIC	11,790,000	12,258,417
6.5%, 7/1/2039, GTY: Hawaiian Electric Co., Inc.	2,500,000	2,930,625

		34,255,952
Illinois 6.8%
Chicago, IL, O'Hare International Airport Revenue, Third Lien:
Series A, 5.75%, 1/1/2039	9,955,000	11,738,737
Series B, 6.0%, 1/1/2041	12,095,000	14,490,778
Chicago, IL, Board of Education, Series A, 5.5%, 12/1/2039	10,000,000	11,684,500
Chicago, IL, General Obligation:
Series A, 5.0%, 1/1/2033	10,000,000	11,334,100
Series A, 5.25%, 1/1/2029, INS: AGMC	175,000	183,377
Series A, 5.25%, 1/1/2035	4,050,000	4,559,814
Chicago, IL, Waterworks Revenue, 5.0%, 11/1/2042	4,410,000	5,030,355
Cook County, IL, Forest Preservation District, Series C, 5.0%, 12/15/2037	1,845,000	2,073,429
Illinois, Finance Authority Revenue, Elmhurst Memorial Healthcare, Series A, 5.625%, 1/1/2037	11,000,000	11,836,550
Illinois, Finance Authority Revenue, Friendship Village of Schaumburg:
Series A, 5.625%, 2/15/2037	5,000,000	5,028,250
7.25%, 2/15/2045	4,000,000	4,416,840
Illinois, Finance Authority Revenue, Park Place of Elmhurst, Series A, 8.125%, 5/15/2040	8,000,000	8,696,240
Illinois, Finance Authority Revenue, Rush University Medical Center, Series B, 5.75%, 11/1/2028, INS: NATL	1,250,000	1,405,088
Illinois, Finance Authority Revenue, Swedish Covenant Hospital, Series A, 6.0%, 8/15/2038	7,830,000	8,876,636
Illinois, Finance Authority Revenue, The Admiral at Lake Project:
Series D-3, 6.0%, 5/15/2017	1,000,000	1,000,910
Series A, 7.75%, 5/15/2030	1,675,000	1,966,969
Series A, 8.0%, 5/15/2040	1,000,000	1,177,180
Series A, 8.0%, 5/15/2046	3,500,000	4,120,130
Illinois, Finance Authority Revenue, Three Crowns Park Plaza:
Series A, 5.875%, 2/15/2026	1,225,000	1,272,444
Series A, 5.875%, 2/15/2038	500,000	513,635
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Project, Series A, 5.0%, 6/15/2042	2,700,000	3,014,118
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, McCormick Place, Series B, 5.0%, 6/15/2050, INS: AGMC	8,000,000	8,720,400
Illinois, Municipal Electric Agency, Power Supply Revenue:
Series A, 5.25%, 2/1/2023, INS: FGIC, NATL	3,500,000	3,959,340
Series A, 5.25%, 2/1/2024, INS: FGIC, NATL	2,500,000	2,816,075
Illinois, Railsplitter Tobacco Settlement Authority, 6.0%, 6/1/2028	6,405,000	7,520,751
Illinois, State Finance Authority Revenue, Ascension Health Credit Group:
Series A, 5.0%, 11/15/2032 (b)	2,435,000	2,768,449
Series A, 5.0%, 11/15/2037	1,715,000	1,910,870
Illinois, State Finance Authority Revenue, Trinity Health Corp., Series L, 5.0%, 12/1/2030	1,500,000	1,668,255
Springfield, IL, Water Revenue, 5.0%, 3/1/2037	1,360,000	1,539,534

		145,323,754
Indiana 0.5%
Indiana, Health & Educational Facility Financing Authority, Hospital Revenue, Community Foundation Northwest, 5.5%, 3/1/2037	1,750,000	1,832,548
Indiana, Hospital & Healthcare Revenue, Health Facilities Finance Authority, Greenwood Village South Project, 5.625%, 5/15/2028	1,000,000	999,920
North Manchester, IN, Peabody Retirement Community Project Revenue, Series A, 2.755%, 7/1/2033 (c)	3,000,000	1,019,730
Vigo County, IN, Hospital Authority Revenue, Union Hospital, Inc.:
144A, 5.5%, 9/1/2027	1,000,000	1,042,970
8.0%, 9/1/2041	4,000,000	4,851,480

		9,746,648
Iowa 0.8%
Altoona, IA, Urban Renewal Tax Increment Revenue, Annual Appropriation:
6.0%, 6/1/2034	1,000,000	1,081,480
6.0%, 6/1/2039	2,000,000	2,153,080
Iowa, Finance Authority Retirement Community Revenue, Edgewater LLC Project, 6.5%, 11/15/2027	5,000,000	5,052,000
Iowa, Finance Authority, Health Facilities Revenue, Iowa Health System, Series B, 0.18% **, 2/15/2035, LOC: JPMorgan Chase Bank NA	8,600,000	8,600,000

		16,886,560
Kansas 0.6%
Lenexa, KS, Health Care Facility Revenue, 5.5%, 5/15/2039	6,340,000	6,449,682
Lenexa, KS, Health Care Facility Revenue, Lakeview Village, Inc. Project, 7.25%, 5/15/2039	1,200,000	1,346,292
Wichita, KS, Hospital Revenue, Facilities Improvement, Series III-A, 5.0%, 11/15/2034	3,410,000	3,700,293
Wyandotte County, KS, Unified Government Special Obligation Revenue, Sales Tax, Series B, 5.0%, 12/1/2020	1,345,000	1,426,359

		12,922,626
Kentucky 1.1%
Kentucky, Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health Systems, Series A, 6.5%, 3/1/2045	15,000,000	17,878,800
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2033, INS: AGC	3,635,000	4,057,242
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., 5.0%, 10/1/2030	1,000,000	1,040,160

		22,976,202
Louisiana 2.1%
DeSoto Parish, LA, Environmental Improvement Revenue, International Paper Co. Project:
Series A, AMT, 5.0%, 11/1/2018	1,260,000	1,341,384
Series A, AMT, 5.75%, 9/1/2031	5,000,000	5,316,150
Louisiana, Local Government Environmental Facilities & Community Development, Westlake Chemical Corp., Series A, 6.5%, 8/1/2029	6,055,000	7,122,678
Louisiana, Local Government Environmental Facilities, Community Development Authority Revenue, 6.75%, 11/1/2032	6,000,000	6,762,900
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, 6.75%, 5/15/2041	2,500,000	3,018,400
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	5,000,000	5,499,350
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	15,000,000	15,913,650

		44,974,512
Maine 0.5%
Maine, Health & Higher Educational Facilities Authority Revenue, Maine General Medical Center, 6.75%, 7/1/2036	9,000,000	10,602,090
Maryland 1.8%
Anne Arundel County, MD, Special Obligation, National Business Park North Project, 6.1%, 7/1/2040	2,200,000	2,384,250
Maryland, State Economic Development Corp. Revenue, Senior Lien Project, Chesapeake Bay:
Series A, 5.0%, 12/1/2031	7,000,000	4,800,180
Series B, 5.25%, 12/1/2031	3,400,000	2,430,864
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Series A, 6.125%, 1/1/2036	3,250,000	3,712,540
Maryland, State Health & Higher Educational Facilities Authority Revenue, Doctors Community Hospital, Inc., 5.75%, 7/1/2038	6,250,000	6,775,562
Maryland, State Health & Higher Educational Facilities Authority Revenue, Mercy Medical Center:
Series A, 5.0%, 7/1/2037	5,005,000	5,214,910
6.25%, 7/1/2031	2,500,000	2,975,450
Maryland, State Health & Higher Educational Facilities Authority Revenue, Washington County Hospital:
5.75%, 1/1/2033	2,660,000	2,856,973
6.0%, 1/1/2028	6,100,000	6,675,779

		37,826,508
Massachusetts 3.1%
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project:
AMT, 6.5%, 9/1/2035	8,805,000	6,898,277
AMT, 8.0%, 9/1/2035 *	960,000	329,741
Massachusetts, Development Finance Agency, Senior Living Facility Revenue, Groves-Lincoln:
Series A, 7.75%, 6/1/2039	1,250,000	653,688
Series A, 7.875%, 6/1/2044	1,250,000	653,488
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Civic Investments, Series A, Prerefunded, 9.0%, 12/15/2015, GTY: Harvard Pilgrim Health Care	2,400,000	2,508,600
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	3,435,000	3,236,594
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Jordan Hospital, Series E, 6.75%, 10/1/2033	7,450,000	7,594,828
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056 *	430,598	2,248
Series A-2, 5.5%, 11/15/2046	86,572	55,421
Series A-1, 6.25%, 11/15/2039	1,621,881	1,242,409
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series L, 5.0%, 7/1/2036	6,070,000	6,837,491
Massachusetts, State Development Finance Agency Revenue, Tufts Medical Center, Inc., Series I, 7.25%, 1/1/2032	2,250,000	2,846,790
Massachusetts, State Health & Educational Facilities Authority Revenue, Caregroup Healthcare System:
Series E-1, 5.0%, 7/1/2028	1,500,000	1,606,680
Series E-1, 5.125%, 7/1/2038	1,500,000	1,584,150
Massachusetts, State Health & Educational Facilities Authority Revenue, Jordan Hospital, Series B, 6.875%, 10/1/2015	3,195,000	3,204,329
Massachusetts, State Health & Educational Facilities Authority Revenue, Milford Regional Medical Center:
Series E, 5.0%, 7/15/2022	2,250,000	2,330,055
Series E, 5.0%, 7/15/2032	3,250,000	3,278,470
Series E, 5.0%, 7/15/2037	2,750,000	2,757,507
Massachusetts, State Health & Educational Facilities Authority Revenue, South Shore Hospital:
Series F, 5.625%, 7/1/2019	370,000	370,770
Series F, 5.75%, 7/1/2029	1,480,000	1,482,028
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	7,145,000	7,964,817
Massachusetts, State Port Authority Special Facilities Revenue, Delta Air Lines, Inc. Project:
Series A, AMT, 5.5%, 1/1/2016, INS: AMBAC	5,000,000	5,003,450
Series A, AMT, 5.5%, 1/1/2018, INS: AMBAC	4,000,000	4,001,760

		66,443,591
Michigan 3.4%
Dearborn, MI, Economic Development Corp. Revenue, Limited Obligation, Henry Ford Village:
7.0%, 11/15/2038	4,500,000	4,675,500
7.125%, 11/15/2043	1,500,000	1,567,485
Detroit, MI, Water & Sewerage Department Disposal System Revenue, Series A, 5.25%, 7/1/2039	2,100,000	2,240,259
Detroit, MI, Water Supply Systems Revenue, Series A, 5.75%, 7/1/2037	7,590,000	8,423,686
Kalamazoo, MI, Economic Development Corp. Revenue, Limited Obligation, Heritage Community:
5.375%, 5/15/2027	1,000,000	988,910
5.5%, 5/15/2036	1,000,000	959,030
Kentwood, MI, Economic Development Corp., Limited Obligation, Holland Home, 5.625%, 11/15/2041	3,750,000	3,871,387
Michigan, State Finance Authority Revenue, Trinity Health Corp., 5.0%, 12/1/2031	10,910,000	12,457,038
Michigan, State Grant Anticipation Bonds, 5.25%, 9/15/2023, INS: AGMC	7,500,000	8,495,775
Michigan, State Hospital Finance Authority Revenue, Henry Ford Health Hospital, 5.75%, 11/15/2039	6,315,000	7,249,494
Michigan, State Hospital Finance Authority, Trinity Health Credit Group, Series C, 5.0%, 12/1/2034	7,215,000	8,079,934
Oakland County, MI, Economic Development Corp., Limited Obligation Revenue, Motion Picture Studios, Recovery Zone Project, Series A, 144A, 7.0%, 8/1/2040	6,000,000	6,108,720
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport:
Series A, 5.0%, 12/1/2037 (a)	3,945,000	4,303,285
Series A, 5.0%, 12/1/2042 (a)	3,250,000	3,530,865

		72,951,368
Minnesota 0.2%
Minnesota, Tobacco Securitization Authority, Tobacco Settlement Revenue, Series B, 5.25%, 3/1/2031	4,000,000	4,521,920
Mississippi 1.8%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue, Weyerhaeuser Co. Project, Series A, 6.8%, 4/1/2022	5,500,000	6,379,890
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc. Project:
Series C, 0.16% **, 12/1/2030, GTY: Chevron Corp.	2,300,000	2,300,000
Series A, 0.17% **, 12/1/2030, GTY: Chevron Corp.	8,630,000	8,630,000
Series E, 0.17% **, 12/1/2030, GTY: Chevron Corp.	2,800,000	2,800,000
Series B, 0.17% **, 11/1/2035, GTY: Chevron Corp.	4,385,000	4,385,000
Series H, 0.17% **, 11/1/2035, GTY: Chevron Corp.	1,000,000	1,000,000
Warren County, MS, Gulf Opportunity Zone, International Paper Co.:
Series A, 5.375%, 12/1/2035	1,000,000	1,091,630
Series A, 5.5%, 9/1/2031	4,250,000	4,489,997
Series A, 5.8%, 5/1/2034, GTY: International Paper Co.	4,000,000	4,468,320
Series A, 6.5%, 9/1/2032	2,620,000	2,968,591

		38,513,428
Missouri 0.7%
Cass County, MO, Hospital Revenue, 5.5%, 5/1/2027	2,000,000	2,055,960
Kansas City, MO, Industrial Development Authority, Health Facilities Revenue, First Mortgage, Bishop Spencer, Series A, 6.5%, 1/1/2035	1,000,000	1,023,060
Kirkwood, MO, Industrial Development Authority, Retirement Community Revenue, Aberdeen Heights:
Series A, 8.25%, 5/15/2039	1,000,000	1,197,120
Series A, 8.25%, 5/15/2045	2,850,000	3,405,750
Missouri, State Health & Educational Facilities Authority, Lutheran Senior Services, 6.0%, 2/1/2041	2,250,000	2,525,242
St. Louis, MO, Lambert-St. Louis International Airport Revenue, Series A-1, 6.625%, 7/1/2034	4,085,000	4,834,189

		15,041,321
Nebraska 0.4%
Douglas County, NE, Hospital Authority No. 002 Revenue, Health Facilities, Immanuel Obligation Group, 5.625%, 1/1/2040	1,500,000	1,673,175
Lancaster County, NE, Hospital Authority No.1, Health Facilities Revenue, Immanuel Obligation Group, 5.625%, 1/1/2040	2,500,000	2,788,625
Nebraska, Central Plains Energy Project Revenue, Project No. 1, Series A, 5.25%, 12/1/2021	3,000,000	3,281,490

		7,743,290
Nevada 0.8%
Clark County, NV, School District, Series A, 5.0%, 6/15/2022, INS: FGIC, NATL	4,830,000	5,635,740
Las Vegas Valley, NV, Water District, Series B, 5.0%, 6/1/2037	3,565,000	4,045,883
Reno, NV, Hospital Revenue, Renown Regional Medical Center Project, Series A, 5.0%, 6/1/2027	5,000,000	5,212,050
Sparks, NV, Local Improvement Districts, Limited Obligation District No. 3, 6.75%, 9/1/2027	2,000,000	2,073,640

		16,967,313
New Hampshire 1.3%
New Hampshire, Health & Education Facilities Authority Revenue, Havenwood-Heritage Heights:
Series A, 5.35%, 1/1/2026	1,035,000	1,052,585
Series A, 5.4%, 1/1/2030	550,000	555,126
New Hampshire, Health & Education Facilities Authority Revenue, Wentworth-Douglas Hospital, Series A, 7.0%, 1/1/2038	5,325,000	6,449,374
New Hampshire, Senior Care Revenue, Health & Educational Facilities Authority, New Hampshire Catholic Charities, 5.8%, 8/1/2022	2,760,000	2,764,581
New Hampshire, Senior Care Revenue, Health & Educational Facilities Authority, Rivermead at Peterborough:
5.5%, 7/1/2013	415,000	415,847
5.625%, 7/1/2018	1,615,000	1,617,180
New Hampshire, State Business Finance Authority Revenue, Elliot Hospital Obligation Group, Series A, 6.125%, 10/1/2039	5,000,000	5,680,900
New Hampshire, State Business Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, AMT, 5.2%, 5/1/2027	4,000,000	4,333,280
New Hampshire, State Health & Education Facilities Authority Revenue, Rivermead Retirement Community:
Series A, 6.625%, 7/1/2031	700,000	784,616
Series A, 6.875%, 7/1/2041	2,825,000	3,186,346

		26,839,835
New Jersey 4.7%
Middlesex County, NJ, Pollution Control Authority Revenue, Pollution Control Amerada, 6.05%, 9/15/2034	1,000,000	1,038,150
New Jersey, Economic Development Authority Revenue, Cigarette Tax, Prerefunded, 5.75%, 6/15/2034 (b)	1,165,000	1,278,389
New Jersey, Economic Development Authority Revenue, Motor Vehicle Surplus Revenue, Series A, 5.0%, 7/1/2023, INS: NATL	1,770,000	1,888,395
New Jersey, Economic Development Authority Revenue, United Methodist Homes, Series A-2, 6.625%, 7/1/2033	2,500,000	2,604,125
New Jersey, Health Care Facilities Financing Authority Revenue, St. Joseph's Health Care System, 6.625%, 7/1/2038	5,785,000	6,696,369
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,425,000	1,425,798
New Jersey, State Economic Development Authority Revenue, 5.0%, 6/15/2028	450,000	502,155
New Jersey, State Economic Development Authority, Continental Airlines, Inc. Project, AMT, 4.875%, 9/15/2019	9,375,000	9,540,750
New Jersey, State Health Care Facilities Financing Authority Revenue, Saint Barnabas Health, Series A, 5.625%, 7/1/2032	3,500,000	3,926,440
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series B, 5.25%, 6/15/2036	18,665,000	21,567,594
Series B, 5.5%, 6/15/2031	9,100,000	10,834,096
Series A, 5.5%, 6/15/2041	7,000,000	8,192,450
New Jersey, State Turnpike Authority Revenue, Series A, 5.0%, 1/1/2035	2,625,000	3,032,164
New Jersey, Tobacco Settlement Financing Corp.:
Series 1A, 4.75%, 6/1/2034	16,240,000	13,362,922
Series 1-A, 5.0%, 6/1/2029	15,965,000	14,686,842

		100,576,639
New Mexico 0.4%
Farmington, NM, Pollution Control Revenue, Public Service Co. of New Mexico, Series C, 5.9%, 6/1/2040	7,500,000	8,317,125
New York 5.9%
Albany, NY, Industrial Development Agency, Civic Facility Revenue, St. Peter's Hospital Project:
Series A, 5.25%, 11/15/2027	3,000,000	3,254,550
Series A, 5.75%, 11/15/2022	1,500,000	1,709,700
Hudson, NY, Yards Infrastructure Corp. Revenue:
Series A, 5.25%, 2/15/2047	5,000,000	5,637,500
Series A, 5.75%, 2/15/2047	7,000,000	8,225,210
New York, Metropolitan Transportation Authority Revenue:
Series D, 5.0%, 11/15/2032	5,435,000	6,278,240
Series E, 5.0%, 11/15/2042	3,790,000	4,244,800
New York, State Dormitory Authority Revenues, NYU Hospital Center, Series B, 5.25%, 7/1/2024	820,000	896,801
New York, State Dormitory Authority Revenues, Orange Regional Medical Center, 6.125%, 12/1/2029	2,000,000	2,198,020
New York, State Dormitory Authority, Personal Income Tax Revenue, Series C, 5.0%, 3/15/2041	10,000,000	11,347,500
New York, State Liberty Development Corp. Revenue, World Trade Center Port Authority Construction:
5.0%, 12/15/2041	4,260,000	4,753,862
5.25%, 12/15/2043	8,000,000	9,180,240
New York, State Mortgage Agency Revenue, Homeowner Mortgage, Series 135, AMT, 0.18% **, 4/1/2037, SPA: Barclays Bank PLC	14,000,000	14,000,000
New York, State Thruway Authority Revenue, Series I, 5.0%, 1/1/2037	4,020,000	4,542,560
New York, Triborough Bridge & Tunnel Authority Revenues, Series B-3, 0.2% **, 1/1/2033, LOC: U.S. Bank NA	2,000,000	2,000,000
New York & New Jersey, Port Authority, Special Obligation Revenue, JFK International Air Terminal LLC, 6.0%, 12/1/2042	5,795,000	6,734,833
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport:
AMT, 7.75%, 8/1/2031, GTY: AMR Corp.	1,470,000	1,545,940
AMT, 8.0%, 8/1/2028, GTY: AMR Corp.	3,000,000	3,154,890
New York City, NY, Industrial Development Agency, Special Facility Revenue, British Airways PLC Project, AMT, 7.625%, 12/1/2032	1,500,000	1,535,685
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Second General Resolution:
Series AA-1, 0.18% **, 6/15/2032	9,090,000	9,090,000
Series 3A, 0.2% **, 6/15/2043, SPA: U.S. Bank NA	3,750,000	3,750,000
Series 3B, 0.21% **, 6/15/2043, SPA: California State Teacher's Retirement System	600,000	600,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax, Series A-4, 0.18% **, 11/1/2029, SPA: TD Bank NA	8,905,000	8,905,000
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, 5.7%, 1/1/2028	1,250,000	1,035,938
Port Authority of New York & New Jersey, AMT, 5.0%, 10/1/2034	10,000,000	11,294,600

		125,915,869
North Carolina 0.2%
Charlotte, NC, Airport Revenue, Series A, 5.0%, 7/1/2039	1,450,000	1,618,345
North Carolina, Electric Revenue, Municipal Power Agency, Series F, Prerefunded, 5.5%, 1/1/2016	1,000,000	1,017,670
North Carolina, Medical Care Commission, Retirement Facilities Revenue, First Mortgage, Southminster Project, Series A, 5.625%, 10/1/2027	2,500,000	2,516,875

		5,152,890
North Dakota 0.1%
Grand Forks, ND, Health Care System Revenue, Altru Health System, 5.0%, 12/1/2032	2,000,000	2,173,400
Ohio 1.2%
Cleveland, OH, Airport Systems Revenue, Series A, 5.0%, 1/1/2030	1,000,000	1,109,680
Hamilton County, OH, Health Care Facilities Revenue, Christ Hospital Project, 5.5%, 6/1/2042	3,100,000	3,449,649
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project:
6.125%, 1/1/2031	2,100,000	2,245,803
6.625%, 1/1/2046	2,500,000	2,803,750
Kent, OH, State University Revenues, General Receipts, Series A, 5.0%, 5/1/2037	5,060,000	5,737,635
Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project, Series B, 5.0%, 2/15/2037	6,325,000	7,102,026
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems Project, Series 2010, 5.75%, 11/15/2040	3,000,000	3,367,200

		25,815,743
Oklahoma 0.3%
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue, Montereau, Inc. Project, Series A, 7.25%, 11/1/2045	6,500,000	7,365,995
Oregon 1.1%
Clackamas County, OR, North Clackamas School District No. 12, Series B, 5.0%, 6/15/2023, INS: AGMC (b)	10,420,000	12,180,459
Port of Portland, OR, Special Obligation Revenue, Horizon Air Industries, Inc. Project, AMT, 0.2% **, 6/15/2027, LOC: Bank of America NA	12,300,000	12,300,000

		24,480,459
Pennsylvania 2.7%
Allegheny County, PA, Industrial Development Authority, Health Care Facilities, Longwood at Oakmont, Inc., 0.18% **, 12/1/2041, LOC: PNC Bank NA	7,700,000	7,700,000
Cumberland County, PA, Municipal Authority Revenue, Asbury Obligation Group, 6.125%, 1/1/2045	4,350,000	4,640,667
Lancaster County, PA, Hospital Authority Revenue, Brethren Village Project, Series A, 6.375%, 7/1/2030	1,000,000	1,077,050
Montgomery County, PA, Industrial Development Authority Revenue, Whitemarsh Continuing Care, 6.25%, 2/1/2035	2,400,000	2,440,608
Northampton County, PA, Hospital Authority Revenue, St. Luke's Hospital Project:
Series A, 5.375%, 8/15/2028	3,500,000	3,726,975
Series A, 5.5%, 8/15/2035	6,500,000	6,935,760
Pennsylvania, Economic Development Finance Authority, U.S. Airways Group, Series B, 8.0%, 5/1/2029, GTY: U.S. Airways, Inc.	1,000,000	1,158,630
Pennsylvania, Economic Development Financing Authority, Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility, 6.25%, 1/1/2032	1,500,000	1,719,240
Pennsylvania, State Turnpike Commission Revenue, Series A, 6.5%, 12/1/2036	6,385,000	7,826,477
Philadelphia, PA, Airport Revenue, Series A, 5.0%, 6/15/2035	7,085,000	7,695,444
Philadelphia, PA, Gas Works Revenue, 5.25%, 8/1/2040	3,000,000	3,213,300
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue, Temple University Health Systems, Series A, 5.0%, 7/1/2034	10,000,000	10,093,300

		58,227,451
Puerto Rico 4.9%
Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, Series A, 6.0%, 7/1/2038	25,750,000	27,445,380
Commonwealth of Puerto Rico, General Obligation, Series A, 6.0%, 7/1/2038	7,200,000	7,838,640
Commonwealth of Puerto Rico, Public Improvement, Series B, 6.5%, 7/1/2037	10,000,000	11,439,400
Puerto Rico, Electric Power Authority Revenue:
Series TT, 5.0%, 7/1/2032	5,500,000	5,674,570
Series TT, 5.0%, 7/1/2037	4,000,000	4,079,680
Series XX, 5.25%, 7/1/2040	6,665,000	6,935,666
Puerto Rico, Public Buildings Authority Revenue, Government Facilities, Series M, 6.25%, 7/1/2022	5,000,000	5,847,450
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.375%, 8/1/2039	4,570,000	4,892,459
Series A, 5.75%, 8/1/2037	2,130,000	2,378,422
Series A, 6.5%, 8/1/2044	10,000,000	11,940,300
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Convertible Capital Appreciation:
Series A, Step-up Coupon, 0% to 8/1/2016, 6.75% to 8/1/2032	10,000,000	10,356,000
Series A, Step-up Coupon, 0% to 8/1/2019, 6.25% to 8/1/2033	5,130,000	4,408,978

		103,236,945
South Carolina 0.7%
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2031	1,000,000	1,109,600
Hardeeville, SC, Assessment Revenue, Anderson Tract Municipal Improvement District:
Series B, 7.5%, 11/1/2015	743,000	738,364
Series A, 7.75%, 11/1/2039	4,917,000	4,616,079
South Carolina, Jobs Economic Development Authority Revenue, Bon Secours Health System, Series B, 5.625%, 11/15/2030	3,960,000	3,995,284
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance, 5.75%, 8/1/2039	3,595,000	4,009,647

		14,468,974
South Dakota 0.5%
South Dakota, State Health & Educational Facilities Authority Revenue, Avera Health:
Series B, 5.25%, 7/1/2038	3,000,000	3,234,480
Series B, 5.5%, 7/1/2035	5,000,000	5,496,950
South Dakota, State Health & Educational Facilities Authority Revenue, Sanford Health, 5.0%, 11/1/2027	1,000,000	1,072,790

		9,804,220
Tennessee 2.4%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue:
5.0%, 12/15/2017	2,500,000	2,720,575
5.0%, 12/15/2018	2,160,000	2,331,547
Jackson, TN, Hospital Revenue, Jackson-Madison Project, 5.625%, 4/1/2038	3,000,000	3,379,800
Johnson City, TN, Health & Educational Facilities, Board Hospital Revenue, Mountain States Health Alliance:
5.0%, 8/15/2042 (a)	2,000,000	2,104,920
6.5%, 7/1/2038	3,570,000	4,261,581
Johnson City, TN, Health & Educational Facilities, Board Hospital Revenue, First Mortgage, Mountain States Health Alliance, Series A, 5.5%, 7/1/2036	18,795,000	19,858,421
Tennessee, Energy Acquisition Corp., Gas Revenue:
Series C, 5.0%, 2/1/2027	6,435,000	6,692,979
Series A, 5.25%, 9/1/2018	8,000,000	8,842,800

		50,192,623
Texas 11.4%
Abilene, TX, Hospital & Healthcare Revenue, Health Facilities, Sears Methodist Retirement Facilities, Series A, 7.0%, 11/15/2033	3,500,000	2,606,135
Abilene, TX, Senior Care Revenue, Health Facilities Development, Sears Methodist Retirement Facilities, Series A, 5.9%, 11/15/2025	2,411,000	1,753,617
Austin, TX, Austin-Bergstrom Landhost Enterprises, Inc., Airport Hotel Project, Series A, 3.375%, 4/1/2027 (d)	4,910,000	2,412,823
Bexar County, TX, Health Facilities Development Corp. Revenue, Army Retirement Residence Project, 6.2%, 7/1/2045	6,000,000	6,714,960
Brazos River, TX, Harbor Navigation District, Brazoria County Environmental Health, Dow Chemical Co. Project:
Series B-2, 4.95%, 5/15/2033	4,000,000	4,264,000
Series A-3, AMT, 5.125%, 5/15/2033	9,000,000	9,414,630
Brazos River, TX, Pollution Control Authority Revenue, Series D-1, 144A, AMT, 8.25%, 5/1/2033	7,000,000	1,120,910
Cass County, TX, Industrial Development Corp., Environmental Improvement Revenue, International Paper Co. Projects, Series A, 9.25%, 3/1/2024	2,000,000	2,607,800
Central Texas, Regional Mobility Authority Revenue, Capital Appreciation:
Zero Coupon, 1/1/2030	5,000,000	2,063,400
Zero Coupon, 1/1/2032	3,500,000	1,259,475
Central Texas, Regional Mobility Authority Revenue, Senior Lien, 6.0%, 1/1/2041	5,455,000	6,360,148
Houston, TX, Airport Systems Revenue, Series B, 5.0%, 7/1/2032	1,490,000	1,707,227
Houston, TX, Airport Systems Revenue, Special Facilities Continental Airlines, Inc. Terminal Projects, AMT, 6.625%, 7/15/2038	2,000,000	2,233,480
Houston, TX, Transportation/Tolls Revenue, Special Facilities, Continental Airlines, Inc., Series E, AMT, 6.75%, 7/1/2029	10,100,000	10,141,107
La Vernia, TX, Higher Education Finance Corp. Revenue, Lifeschools of Dallas:
Series A, 7.25%, 8/15/2031	1,275,000	1,478,260
Series A, 7.5%, 8/15/2041	1,785,000	2,092,430
Lewisville, TX, Combination Contract Revenue, 144A, 6.75%, 10/1/2032	15,750,000	16,713,585
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030, INS: AMBAC	11,000,000	11,551,650
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, Central Power & Light Co. Project, Series A, 6.3%, 11/1/2029	3,000,000	3,487,920
North Texas, Tollway Authority Revenue:
First Tier, Series A, 5.625%, 1/1/2033	1,000,000	1,117,730
Second Tier, Series F, 5.75%, 1/1/2038	17,500,000	19,207,650
First Tier, 6.0%, 1/1/2043	5,000,000	5,855,100
First Tier, Series A, 6.25%, 1/1/2039	9,525,000	10,968,704
San Antonio, TX, Convention Center Hotel Finance Corp., Contract Revenue, Empowerment Zone, Series A, AMT, 5.0%, 7/15/2039, INS: AMBAC	8,000,000	8,185,200
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility, Mirador Project:
Series A, 8.125%, 11/15/2039	1,000,000	1,115,900
Series A, 8.25%, 11/15/2044	3,430,000	3,841,600
Texas, Dallas/Fort Worth International Airport Revenue:
Series B, 5.0%, 11/1/2035	5,740,000	6,426,791
Series D, 5.0%, 11/1/2035	2,715,000	3,039,850
Series D, AMT, 5.0%, 11/1/2038	10,645,000	11,492,768
Series A, 5.25%, 11/1/2038	15,000,000	16,957,950
Texas, Industrial Development Revenue, Waste Disposal Authority, Series A, AMT, 6.1%, 8/1/2024	5,000,000	5,017,400
Texas, Love Field Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project, 5.25%, 11/1/2040	7,445,000	8,028,316
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue:
Series D, 5.625%, 12/15/2017	12,060,000	13,488,386
Series D, 6.25%, 12/15/2026	16,875,000	20,086,144
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2020	10,000,000	11,368,600
Texas, Uptown Development Authority, Tax Increment Contract Revenue, Infrastructure Improvement Facilities, 5.5%, 9/1/2029	1,000,000	1,096,550
Travis County, TX, Health Facilities Development Corp. Revenue, Westminster Manor Health:
7.0%, 11/1/2030	1,530,000	1,814,167
7.125%, 11/1/2040	3,580,000	4,208,004

		243,300,367
Virginia 0.6%
Virginia, Marquis Community Development Authority Revenue:
Series C, Zero Coupon, 9/1/2041	7,906,000	819,536
Series B, 5.625%, 9/1/2041	5,332,000	4,713,968
Virginia, Mosaic District Comunity Development Authority Revenue, Series A, 6.875%, 3/1/2036	2,000,000	2,236,540
Virginia, Peninsula Ports Authority, Residential Care Facility Revenue, Virginia Baptist Homes, Series C, 5.4%, 12/1/2033	2,600,000	1,961,388
Virginia, State Small Business Financing Authority Revenue, Elizabeth River Crossings LLC Project, AMT, 6.0%, 1/1/2037	2,000,000	2,297,860

		12,029,292
Washington 1.7%
Klickitat County, WA, Public Hospital District No. 2 Revenue, Skyline Hospital, 6.5%, 12/1/2038	3,205,000	3,251,440
Washington, Electric Revenue, Public Power Supply System, Nuclear Project No. 3, Series B, 7.125%, 7/1/2016	2,500,000	3,103,125
Washington, Port of Seattle Revenue, Series A, 5.0%, 8/1/2033	1,500,000	1,750,740
Washington, State Health Care Facilities Authority Revenue, Series C, 5.375%, 8/15/2028, INS: Radian	2,970,000	3,151,200
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center:
Series B, 5.75%, 8/15/2037, INS: ACA	6,675,000	7,184,369
Series A, 6.125%, 8/15/2037	16,000,000	17,654,240

		36,095,114
West Virginia 0.7%
West Virginia, State Hospital Finance Authority Revenue, Charleston Medical Center, Series A, 5.625%, 9/1/2032	3,080,000	3,387,877
West Virginia, State Hospital Finance Authority Revenue, Thomas Health Systems:
6.5%, 10/1/2028	7,000,000	7,386,960
6.5%, 10/1/2038	3,000,000	3,118,620

		13,893,457
Wisconsin 1.3%
Wisconsin, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Aurora Health Care, Inc., 6.875%, 4/15/2030	5,000,000	5,107,200
Wisconsin, Public Finance Authority, Apartment Facilities Revenue, Senior Obligation Group, AMT, 5.0%, 7/1/2042 (a)	3,500,000	3,518,690
Wisconsin, State Health & Educational Facilities Authority Revenue, Aurora Health Care, Inc., Series A, 5.625%, 4/15/2039	8,160,000	9,065,842
Wisconsin, State Health & Educational Facilities Authority Revenue, Beaver Dam Community Hospitals, Inc., Series A, 6.75%, 8/15/2034	2,500,000	2,576,700
Wisconsin, State Health & Educational Facilities Authority Revenue, Ministry Health Care, Inc., Series C, 5.0%, 8/15/2032	5,035,000	5,591,367
Wisconsin, State Health & Educational Facilities Authority Revenue, St. John's Communities, Inc., Series A, 7.625%, 9/15/2039	1,000,000	1,162,820

		27,022,619
Multi-State 0.1%
Non-Profit Preferred Funding Trust I, Series A1, 4.22%, 9/15/2037	3,014,629	2,914,302

Total Municipal Bonds and Notes (Cost $1,830,572,876)		2,012,043,790
Municipal Inverse Floating Rate Notes (e) 13.4%
California 0.2%
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2027, INS: AGMC (f)	2,126,587	2,411,826
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2028, INS: AGMC (f)	1,935,078	2,194,630
Trust: San Diego County, CA, Water Utility Improvements, Certificates of Participation, Series 2008-1104, 144A, 9.203%, 11/1/2015, Leverage Factor at purchase date: 2 to 1

		4,606,456
Hawaii 0.6%
Hawaii, State General Obligation, Series DK, 5.0%, 5/1/2027 (f)	10,000,000	11,927,400
Trust: Hawaii, State General Obligation, Series 2867, 144A, 17.78%, 5/1/2016, Leverage Factor at purchase date: 4 to 1
Louisiana 0.6%
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2033 (f)	3,026,513	3,498,011
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2034 (f)	3,304,152	3,818,902
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2035 (f)	3,666,834	4,238,086
Trust: Louisiana, State Gas & Fuels Tax Revenue, Series 3806, 144A, 9.288%, 5/1/2018, Leverage Factor at purchase date: 2 to 1

		11,554,999
Nevada 2.2%
Clark County, NV, School District, Series C, 5.0%, 6/15/2021 (f)	7,851,481	9,170,445
Clark County, NV, School District, Series C, 5.0%, 6/15/2022 (f)	8,203,602	9,581,718
Clark County, NV, School District, Series C, 5.0%, 6/15/2023 (f)	5,298,193	6,188,233
Trust: Clark County, NV, School Improvements, Series 2008-1153, 144A, 9.241%, 6/15/2015, Leverage Factor at purchase date: 2 to 1
Las Vegas Valley, NV, General Obligation, Water District, Series A, 5.0%, 2/1/2035 (f)	9,150,000	10,202,256
Las Vegas Valley, NV, General Obligation, Water District, Series A, 5.0%, 2/1/2036 (f)	9,605,000	10,709,581
Trust: Las Vegas Valley, NV, General Obligation, Water District, 144A, 9.288%, 2/1/2016, Leverage Factor at purchase date: 2 to 1

		45,852,233
New York 1.9%
New York, State Dormitory Authority Revenues, Personal Income Tax Revenue, Series A, 5.0%, 3/15/2023 (f)	5,095,207	5,946,649
Trust: New York, State Dormitory Authority Revenues, Secondary Issues, Series 1955-2, 144A, 17.854%, 3/15/2015, Leverage Factor at purchase date: 4 to 1
New York, State Dormitory Authority, Personal Income Tax Revenue, Series F, 5.0%, 2/15/2035 (f)	10,000,000	11,555,400
Trust: New York, State Dormitory Authority Revenues, Series 4688, 144A, 9.32%, 3/15/2024, Leverage Factor at purchase date: 2 to 1
New York, State Environmental Facilities Corp., Clean Drinking Water, Series A, 5.0%, 6/15/2025 (f)	4,000,000	4,724,988
New York, State Environmental Facilities Corp., Clean Drinking Water, Series A, 5.0%, 6/15/2026 (f)	3,000,000	3,543,741
New York, State Environmental Facilities Corp., Clean Drinking Water, Series A, 5.0%, 6/15/2027 (f)	3,000,000	3,543,741
Trust: New York, State Environmental Facilities Corp., Clean Drinking Water, Series 2870, 144A, 16.231%, 12/15/2015, Leverage Factor at purchase date: 3.6 to 1
New York City, NY, Transitional Finance Authority Revenue, Series C-1, 5.0%, 11/1/2027 (f)	10,000,000	11,712,880
Trust: New York City, NY, Transitional Finance Authority Revenue, Series 2072, 144A, 11.165%, 11/1/2027, Leverage Factor at purchase date: 2.5 to 1

		41,027,399
Ohio 0.6%
Ohio, State Higher Educational Facilities Commission Revenue, Cleveland Clinic Health, Series A, 5.125%, 1/1/2028 (f)	4,522,767	5,022,952
Ohio, State Higher Educational Facilities Commission Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2033 (f)	7,712,913	8,565,907
Trust: Ohio, State Higher Educational Revenue, Series 3139, 144A, 14.379%, 1/1/2016, Leverage Factor at purchase date: 3 to 1

		13,588,859
Pennsylvania 2.1%
Pennsylvania, State General Obligation, Series A, 5.0%, 8/1/2023 (f)	21,790,000	25,798,802
Trust: Pennsylvania, State General Obligation, Series R-11505-1, 144A, 43.86%, 8/1/2015, Leverage Factor at purchase date: 10 to 1
Pennsylvania, State Revenue Bond, Series A, 5.0%, 8/1/2024 (f)	15,475,000	18,320,663
Trust: Pennsylvania, State Revenue Bond, Series 2720, 144A, 12.625%, 8/1/2015, Leverage Factor at purchase date: 3 to 1

		44,119,465
Tennessee 0.8%
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2024 (f)	14,996,415	17,547,315
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-1, 144A, 17.866%, 1/1/2016, Leverage Factor at purchase date: 4 to 1
Texas 2.8%
Conroe, TX, Independent School District, School Building, 5.0%, 2/15/2024 (f)	3,710,000	4,203,423
Conroe, TX, Independent School District, School Building, 5.0%, 2/15/2025 (f)	4,315,000	4,888,887
Trust: Conroe, TX, Independent School District, Series 2487, 144A, 17.748%, 2/15/2014, Leverage Factor at purchase date: 4 to 1
Harris County, TX, Flood Control District, Series A, 5.0%, 10/1/2034 (f)	5,500,000	6,367,570
Trust: Harris County, TX, Flood Control District, Series 4692, 144A, 9.42%, 10/11/2018, Leverage Factor at purchase date: 2 to 1
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2024 (f)	15,000,000	17,589,150
Trust: San Antonio, TX, Electric & Gas Revenue, Series 2957, 144A, 13.52%, 2/1/2016, Leverage Factor at purchase date: 3 to 1
Texas, North East Independent School District, School Building, Series A, 5.0%, 8/1/2024 (f)	10,000,000	11,823,100
Trust: Texas, North East Independent School District, Series 2355, 144A, 22.16%, 8/1/2015, Leverage Factor at purchase date: 5 to 1
Texas, State Transportation Commission Revenue, 5.0%, 4/1/2026 (f)	12,500,000	14,518,000
Trust: Texas, State Transportation Commission Revenue, Series 2563, 144A, 22.04%, 4/1/2015, Leverage Factor at purchase date: 5 to 1

		59,390,130
Washington 1.6%
Washington, Energy Northwest Electric Revenue, Columbia Generating Station, Series A, 5.0%, 7/1/2024 (f)	10,000,000	11,464,700
Trust: Washington, Energy Northwest Electric Revenue, Series 2301, 144A, 22.16%, 7/1/2014, Leverage Factor at purchase date: 5 to 1
Washington, State General Obligation, Series A, 5.0%, 7/1/2025 (f)	10,000,000	11,764,700
Trust: Washington, State General Obligation, Series 2154, 144A, 22.16%, 7/1/2015, Leverage Factor at purchase date: 5 to 1
Washington, State General Obligation, Series 2007A, 5.0%, 7/1/2023, INS: AGMC (f)	10,000,000	11,464,700
Trust: Washington, State General Obligation, Series 2302, 144A, 22.16%, 7/1/2014, Leverage Factor at purchase date: 5 to 1

		34,694,100

Total Municipal Inverse Floating Rate Notes (Cost $251,911,081)		284,308,356

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,082,483,957) †	108.0	2,296,352,146
Other Assets and Liabilities, Net	(8.0)	(170,664,489)

Net Assets	100.0	2,125,687,657

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Austin, TX, Austin-Bergstrom Landhost Enterprises, Inc., Airport Hotel Project, Series A (d)	3.375%	4/1/2027	4,910,000	4,910,000	2,412,823
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project, AMT *	8.0%	9/1/2035	960,000	960,000	329,741
Mashantucket, CT, Mashantucket Western Pequot Tribe, Special Revenue, Series A, 144A *	6.5%	9/1/2031	7,295,000	7,526,405	2,874,522
Mashantucket, CT, Project Revenue, Mashantucket Western Pequot Tribe, Series B, 144A *	Zero Coupon	9/1/2010	2,000,000	2,000,000	649,000
Mashantucket, CT, Project Revenue, Mashantucket Western Pequot Tribe, Series B, 144A *	Zero Coupon	9/1/2011	2,000,000	1,874,689	649,000
Mashantucket, CT, Project Revenue, Mashantucket Western Pequot Tribe, Series B, 144A *	Zero Coupon	9/1/2012	2,000,000	1,889,876	649,000
Mashantucket, CT, Project Revenue, Mashantucket Western Pequot Tribe, Series B, 144A *	Zero Coupon	9/1/2013	2,000,000	1,789,061	616,500
Mashantucket, CT, Project Revenue, Mashantucket Western Pequot Tribe, Series B, 144A *	Zero Coupon	9/1/2014	2,000,000	1,690,334	581,500
Mashantucket, CT, Sports, Expo & Entertainment Revenue, Mashantucket Western Pequot Tribe, Series B, 144A *	5.7%	9/1/2012	1,000,000	999,723	387,000
North Manchester, IN, Peabody Retirement Community Project Revenue, Series A (c)	2.755%	7/1/2033	3,000,000	2,920,754	1,019,730
				26,560,842	10,168,816

* Non-income producing security.
**
Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of August 31, 2012.

†
The cost for federal income tax purposes was $2,078,443,905.  At August 31, 2012, net unrealized appreciation for all securities based on tax cost was $217,908,241.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $246,206,889 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $28,298,648.

(a) When-issued security.
(b) At August 31, 2012, this security has been pledged, in whole or in part, as collateral for open interest rate swap contracts.
(c) Partial interest paying security. The rate shown represents 38% of the original coupon rate.
(d) Partial interest paying security. The rate shown represents 50% of the original coupon rate.
(e) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(f) Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ACA: ACA Financial Guaranty Corp.
AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Radian: Radian Asset Assurance, Inc.
SPA: Standby Bond Purchase Agreement

At August 31, 2012,interst rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)

4/23/2013 4/23/2031	28,300,0001	Fixed — 2.78%	Floating — LIBOR	(1,793,130)	—	(1,793,130)
2/28/2013 2/28/2032	22,300,0001	Fixed — 2.74%	Floating — LIBOR	(1,322,477)	—	(1,322,477)
4/22/2013 4/22/2033	17,700,0002	Fixed — 2.899%	Floating — LIBOR	(1,412,648)	—	(1,412,648)
4/24/2013 4/24/2033	17,700,0001	Fixed — 2.855%	Floating — LIBOR	(1,283,027)	—	(1,283,027)
5/10/2013 5/10/2033	14,600,0003	Fixed — 2.815%	Floating — LIBOR	(946,741)	—	(946,741)
10/25/2012 10/25/2033	5,300,0001	Fixed — 3.09%	Floating — LIBOR	(660,648)	—	(660,648)
4/25/2013 4/25/2034	5,750,0001	Fixed — 2.92%	Floating — LIBOR	(475,247)	—	(475,247)
Total unrealized depreciation					(7,893,918)

Counterparties:
1	JPMorgan Chase Securities, Inc.
2	Merrill Lynch & Co., Inc.
3	Barclays Bank PLC
LIBOR: London Interbank Offered Rate

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Investments(g)	$—	$2,296,352,146	$—	$2,296,352,146
Total	$—	$2,296,352,146	$—	$2,296,352,146
Liabilities
Derivatives(h)	$—	$(7,893,918)	$—	$(7,893,918)
Total	$—	$(7,893,918)	$—	$(7,893,918)
There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended August 31, 2012.

(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on swap contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of August 31, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps
Interest Rate Contracts	$(7,893,918)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic High Yield Tax-Free Fund, a series of DWS Municipal Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	October 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	October 24, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 24, 2012